Stockholders’ Equity (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 27, 2021	Feb. 08, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock shares authorized			5,000,000		5,000,000	5,000,000
Common stock issued for property and equipment			$ 98,666			$ 217,012
Offering [Member]
Class of Stock [Line Items]
Stock issued during the period			51,282		814,336
Common Stock One [Member]
Class of Stock [Line Items]
Common stock issued for asset acquisitions			190,505		381,791
Common shares issued for services rendered			130,825		157,115
Common shares issued for interest repayments			10,150		111,874
Common stock issued for property and equipment			$ 13,704
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period			51,282	382,133	814,336	40,000
Common stock issued for asset acquisitions			190,505	23,670	381,791
Common shares issued for services rendered			130,825	8,717	157,115	62,747
Common shares issued for interest repayments						59,000
Conversion of stock			33,345
Common stock issued for property and equipment			$ 98,666			$ 217,012
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights			Each share of Series A Preferred Stock is convertible into 218 shares of CANB common stock and is entitled to 4,444 votes		Each share of Series A Preferred Stock is convertible into 33,334 shares of CANB common stock and is entitled to 66,666 votes
Number of convertible shares			4,444		66,666
Preferred stock shares authorized			20		20	20
Preferred stock, par or stated value per share					$ 0	$ 0
Conversion of stock			15
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights			The shares of Series B Preferred Stock have no voting rights		The shares of Series B Preferred Stock have no voting rights
Dividend, description			Each share of Series B Preferred Stock has the first preference to dividends, distributions and payments upon liquidation, dissolution and winding-up of the Company, and is entitled to an accrued cumulative but not compounding dividend at the rate of 5% per annum whether or not declared. After six months of the issuance date, such share and any accrued but unpaid dividends can be converted into common stock at the conversion price which is the lower of (i) $0.0101; or (ii) the lower of the dollar volume weighted average price of CANB common stock on the trading day prior to the conversion day or the dollar volume weighted average price of CANB common stock on the conversion day		Each share of Series B Preferred Stock has the first preference to dividends, distributions and payments upon liquidation, dissolution and winding-up of the Company, and is entitled to an accrued cumulative but not compounding dividend at the rate of 5% per annum whether or not declared. After six months of the issuance date, such share and any accrued but unpaid dividends can be converted into common stock at the conversion price which is the lower of (i) $0.0101; or (ii) the lower of the dollar volume weighted average price of CANB common stock on the trading day prior to the conversion day or the dollar volume weighted average price of CANB common stock on the conversion day
Preferred stock shares authorized			500,000		500,000	500,000
Preferred stock, par or stated value per share			$ 0.001		$ 0.001	$ 0.001
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of convertible shares			25,000		25,000
Preferred stock shares authorized			2,000		2,000	2,000
Preferred stock, par or stated value per share			$ 0.001		$ 0.001	$ 0.001
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights	collectively representing 1,300,000 voting shares	Each Series D Preferred Share shall have voting rights equal to 667 shares of Common Stock, adjustable at any recapitalization of the Company’s stock. In the event of a liquidation event, whether voluntary or involuntary, each holder shall have a liquidation preference on a per-share amount equal to the par value of such holder’s Series D Preferred Shares. The holders shall not be entitled to receive distributions made or dividends paid to the Company’s other stockholders. Except as otherwise required by law, for as long as any Series D Preferred Shares remain outstanding, the Company shall have the option to redeem any outstanding share of Series D Preferred Shares at any time for a purchase price of par value per share of Series D Preferred Shares (“Price per Share”)	Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation		Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation
Preferred stock shares authorized	4,000		4,000		4,000	4,000
Preferred stock, par or stated value per share	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, voting rights	collectively representing 19,500,000 voting shares	Each Series D Preferred Share shall have voting rights equal to 10,000 shares of Common Stock, adjustable at any recapitalization of the Company’s stock. In the event of a liquidation event, whether voluntary or involuntary, each holder shall have a liquidation preference on a per-share amount equal to the par value of such holder’s Series D Preferred Shares. The holders shall not be entitled to receive distributions made or dividends paid to the Company’s other stockholders. Except as otherwise required by law, for as long as any Series D Preferred Shares remain outstanding, the Company shall have the option to redeem any outstanding share of Series D Preferred Shares at any time for a purchase price of par value per share of Series D Preferred Shares (“Price per Share”).
Series D Preferred Stock [Member] | Pasquale Ferro [Member]
Class of Stock [Line Items]
Stock issued during the period	600
Series D Preferred Stock [Member] | Marco Alfonsi [Member]
Class of Stock [Line Items]
Stock issued during the period	600
Series D Preferred Stock [Member] | Stanley L. Teeple [Member]
Class of Stock [Line Items]
Stock issued during the period	600
Series D Preferred Stock [Member] | Philip Scala [Member]
Class of Stock [Line Items]
Stock issued during the period	150